Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 496,072	$ 429,234	$ 315,375
Cost of revenues	245,755	219,283	167,742
Gross profit	250,317	209,951	147,633
Operating expenses:
Research and development	48,345	38,287	31,470
Selling, general and administrative	73,769	63,595	50,751
Total operating expenses	122,114	101,882	82,221
Operating profit	128,203	108,069	65,412
Financial income, net	25,064	23,169	22,218
Other expenses	(100,932)	0	0
Income (loss) before income taxes	52,335	131,238	87,630
Income tax expense	(1,613)	(12,723)	(8,998)
Net income	$ 50,722	$ 118,515	$ 78,632
Earnings per share information:
Basic net earnings per share	$ 1.11	$ 2.62	$ 1.76
Diluted net earnings per share	$ 1.04	$ 2.42	$ 1.63
Weighted average number of ordinary shares outstanding (in thousands):
Basic	45,703	45,279	44,725
Diluted	49,970	49,369	48,863